UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Communications Fund

Shares	Value ($)

Common Stocks 94.9%
Communications Equipment 5.6%
Cisco Systems, Inc.	140,000	3,853,500
QUALCOMM, Inc.	40,000	2,773,600

6,627,100
Media 11.3%
Comcast Corp. "A" (a)	140,000	7,905,800
DIRECTV*	15,000	1,276,500
Liberty Global PLC "A"*	40,000	2,058,800
Time Warner Cable, Inc.	15,000	2,248,200

13,489,300
National Carriers 53.5%
AT&T, Inc.	417,000	13,615,050
BCE, Inc. (a)	30,000	1,270,064
Belgacom SA	10,000	350,204
BT Group PLC	1,000,000	6,478,839
CenturyLink, Inc.	70,000	2,418,500
Deutsche Telekom AG (Registered)	370,000	6,775,029
Koninklijke (Royal) KPN NV	180,000	609,120
Orange SA	224,000	3,603,889
Singapore Telecommunications Ltd.	700,000	2,227,126
Swisscom AG (Registered)	5,500	3,194,656
TDC AS	150,000	1,074,500
Telecom Italia SpA (RSP)	300,000	282,136
Telefonica SA	370,000	5,264,974
Telenor ASA	50,000	1,010,524
TELUS Corp.	30,000	996,487
Verizon Communications, Inc.	297,000	14,443,110

63,614,208
Real Estate Investment Trust 2.8%
Crown Castle International Corp. (REIT)	40,000	3,301,600
Semiconductors 2.1%
ARM Holdings PLC	150,000	2,455,886
Software 1.4%
Check Point Software Technologies Ltd.*	20,000	1,639,400
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	35,000	4,355,050
Wireless Services 14.5%
Millicom International Cellular SA (SDR)	5,000	361,590
SBA Communications Corp. "A"*	30,000	3,513,000
SOFTBANK Corp.	70,000	4,069,066
Sprint Corp.*	150,000	711,000
T-Mobile U.S., Inc.*	15,000	475,350
Vodafone Group PLC	2,500,000	8,170,104

17,300,110

Total Common Stocks (Cost $96,018,407)	112,782,654
Rights 0.1%
National Carriers
Telefonica SA, Expiration Date 4/10/2015* (Cost $0)	370,000	59,676
Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $9,304,363)	9,304,363	9,304,363
Cash Equivalents 3.9%
Central Cash Management Fund, 0.08% (b) (Cost $4,660,764)	4,660,764	4,660,764
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $109,983,534) †	106.7	126,807,457
Other Assets and Liabilities, Net	(6.7)	(7,946,519)

Net Assets	100.0	118,860,938
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $110,003,854.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $16,803,603.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,626,810 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,823,207.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $9,060,483, which is 7.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

NASDAQ E-Mini 100 Index	USD	6/19/2015	20	1,731,800	(54,531)
S&P 500 E-Mini Index	USD	6/19/2015	20	2,060,800	(43,231)
Total unrealized depreciation	(97,762)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$6,627,100	$—	$—	$6,627,100
Media	13,489,300	—	—	13,489,300
National Carriers	32,743,211	30,870,997	—	63,614,208
Real Estate Investment Trust	3,301,600	—	—	3,301,600
Semiconductors	—	2,455,886	—	2,455,886
Software	1,639,400	—	—	1,639,400
Technology Hardware, Storage & Peripherals	4,355,050	—	—	4,355,050
Wireless Services	4,699,350	12,600,760	—	17,300,110
Rights	—	59,676	—	59,676
Other Receivable**	—	—	1,319,330	1,319,330
Short-Term Investments (d)	13,965,127	—	—	13,965,127

Total	$80,820,138	$45,987,319	$1,319,330	$128,126,787

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(97,762)	$—	$—	$(97,762)

Total	$(97,762)	$—	$—	$(97,762)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable for which significant unobservable inputs were used in determining value:

Other Receivable**
Balance as of December 31, 2014	$ 1,319,330
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2015	$ 1,319,330
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2015	$ —

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure about Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2015	Valuation Technique(s)	Unobservable Input
Other Receivable**	$1,319,330	Estimated Recovery Value based on Bankruptcy Trustee Document	Recovery Value – 11.5% Discount for Lack of Marketability – 10%

**  Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty.  The fund is in the process of claiming Lehman Brothers.

Qualitative disclosure about unobservable inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s holdings in other receivables are the estimated recovery value based on the Lehman Bankruptcy Trustee document with a discount for lack of marketability.  A significant change in the estimate of the Fund’s recovery could have a material change on the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (97,762)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Communications Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015